Property, plant and equipment (Details Narrative) - USD ($)	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023
Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment		$ 2,591,861		$ 3,035,875
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	$ 2,783,326		$ 2,794,701
Motor vehicles [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment				$ 10,109
Motor vehicles [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment			$ 3,172